UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $443,391 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    17504   800000 SH       SOLE                   800000        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    15045   300000 SH       SOLE                   300000        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    58799   997600 SH       SOLE                   997600        0        0
BLACKROCK INC                  CALL             09247X901     5679     5825     Call SOLE                     5825        0        0
CONSTELLATION ENERGY GROUP I   COM              210371100     4359    50000 SH       SOLE                    50000        0        0
CORUS BANKSHARES INC           COM              220873103     1726   100000 SH       SOLE                   100000        0        0
DELTA AIR LINES INC DEL        CALL             247361902      770     5500     Call SOLE                     5500        0        0
DENNYS CORP                    COM              24869P104     4182   939871 SH       SOLE                   939871        0        0
DYNEGY INC DEL                 CL A             26817G102    22822  2417611 SH       SOLE                  2417611        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    15736   190000 SH       SOLE                   190000        0        0
FREEPORT-MCMORAN COPPER & GO   PFD CONV         35671D782    15420   120000 SH       SOLE                   120000        0        0
GENCORP INC                    COM              368682100     5228   400000 SH       SOLE                   400000        0        0
GENESIS LEASE LTD              ADR              37183T107     7719   281700 SH       SOLE                   281700        0        0
GEORGIA GULF CORP              COM PAR $0.01    373200203     1749    96557 SH       SOLE                    96557        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    40843  1175000 SH       SOLE                  1175000        0        0
GRACE W R & CO DEL NEW         COM              38388F108     5635   230100 SH       SOLE                   230100        0        0
ION MEDIA NETWORKS INC         CL A             46205a103        6     4410 SH       SOLE                     4410        0        0
IPCS INC                       COM NEW          44980Y305    17349   512221 SH       SOLE                   512221        0        0
ISHARES TR                     PUT              464287955      200      250     PUT  SOLE                      250        0        0
LEHMAN BROS HLDGS INC          PUT              524908950       80     1000     PUT  SOLE                     1000        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100     7227   233314 SH       SOLE                   233314        0        0
LYONDELL CHEMICAL CO           COM              552078107    15412   415200 SH       SOLE                   415200        0        0
MORGAN STANLEY                 CALL             617446908      309      703     Call SOLE                      703        0        0
MORGAN STANLEY                 PUT              617446958       85     1000     PUT  SOLE                     1000        0        0
NRG ENERGY INC                 COM NEW          629377508    26730   643000 SH       SOLE                   643000        0        0
OILSANDS QUEST INC             COM              678046103     1235   500000 SH       SOLE                   500000        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     1066   484600 SH       SOLE                   484600        0        0
PFIZER INC                     CALL             717081903      925     5000     Call SOLE                     5000        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1844    67208 SH       SOLE                    67208        0        0
QC HLDGS INC                   COM              74729T101     9167   611131 SH       SOLE                   611131        0        0
QUALCOMM INC                   COM              747525103     4339   100000 SH       SOLE                   100000        0        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102     5626   100000 SH       SOLE                   100000        0        0
SOUTHERN UN CO NEW             COM              844030106    23585   723700 SH       SOLE                   723700        0        0
STEEL DYNAMICS INC             COM              858119100    17309   413000 SH       SOLE                   413000        0        0
TIME WARNER CABLE INC          CL A             88732J108     6855   175000 SH       SOLE                   175000        0        0
TIME WARNER CABLE INC          CL A             88732J108    42682  1089664 SH       SOLE                  1089664        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103    12454   990000 SH       SOLE                   990000        0        0
U S AIRWAYS GROUP INC          CALL             90341W908     1463     5000     Call SOLE                     5000        0        0
UAL CORP                       COM NEW          902549807      195     4793 SH       SOLE                     4793        0        0
VIRGIN MEDIA INC               COM              92769L101    15463   634500 SH       SOLE                   634500        0        0
WCI CMNTYS INC                 COM              92923C104      509    30500 SH       SOLE                    30500        0        0
WERNER ENTERPRISES INC         COM              950755108     8060   400000 SH       SOLE                   400000        0        0